Cash, cash equivalents, short-term investments and non-current financial assets - Cash, Cash Equivalents and Financial Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 103,980	€ 136,792	€ 131,542	€ 202,887
Short-term investments	15,341	14,845
Cash, cash equivalents and short-term investments	119,321	151,637
Non-current financial assets	40,081	38,934	€ 36,872	€ 37,005
Cash, cash equivalents and financial assets	€ 159,402	€ 190,571